Consolidated Balance Sheets (USD $) In Thousands, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Assets
Cash and due from banks	$ 7,651	$ 4,151
Interest-bearing demand deposits with banks	1,680	1,387
Federal funds sold	1,425	2,250
Cash and cash equivalents	10,756	7,788
Available-for-sale securities, at fair value	70,279	74,214
Other investments	0	3,486
Loans held for sale	5,509	3,155
Loans, net of allowance for loan losses of $4,316 and $3,649 at December 31, 2011 and 2010, respectively	259,534	238,346
Premises and equipment, net	7,504	7,553
Other real estate owned and repossessed assets	1,923	663
Federal Home Loan Bank stock	2,988	2,988
Accrued interest receivable	1,571	1,420
Income taxes receivable	2,789	1,515
Deferred tax asset	1,927	2,199
Other assets	1,369	1,925
Total assets	366,149	345,252
Deposits
Demand	28,062	19,681
Savings, checking and money market	134,360	120,859
Time certificates	70,162	78,964
Total deposits	232,584	219,504
Short-term borrowings	14,676	6,215
Federal Home Loan Bank advances	13,000	13,000
Long-term debt	35,000	35,000
Other liabilities	4,414	4,806
Total liabilities	299,674	278,525
Commitments and contingencies
Shareholders' Equity
Preferred stock, $0.01 par value, 10,000,000 shares authorized, no shares issued or outstanding at December 31, 2011 or 2010	0	0
Common stock, $0.01 par value, 50,000,000 shares authorized, 4,459,135 shares issued and 4,038,260 outstanding at December 31, 2011; 4,632,494 issued and 4,107,818 outstanding at December 31, 2010	45	46
Additional paid-in-capital	44,579	46,626
Common stock held by:
Nonqualified Deferred Compensation Plan	(1,845)	(1,810)
Employee Stock Ownership Plan	(2,860)	(3,198)
2008 Equity Incentive Plan	(1,107)	(1,434)
Retained earnings	24,900	23,923
Accumulated other comprehensive income	2,763	2,574
Total shareholders' equity	66,475	66,727
Total liabilities and shareholders' equity	$ 366,149	$ 345,252